Financial assets at fair value through profit or loss - Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) (Parenthetical) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of effect of overlay approach reclassification on profit or loss [abstract]
Adjustment for reclassification of other comprehensive income	₩ 13,277	₩ 11,079